Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Rent expense for operating leases	$ 46.9	$ 23.6	$ 125.5	$ 96.3	$ 133.1	$ 116.2
Exit costs for terminated leases					5.5	0.0
Cost of Revenue
Operating Leased Assets [Line Items]
Rent expense for operating leases	45.0	21.7	119.2	90.3	124.8	109.5
Operations and Support
Operating Leased Assets [Line Items]
Rent expense for operating leases	1.1	0.8	3.8	1.5	2.8	2.6
General and Administrative
Operating Leased Assets [Line Items]
Rent expense for operating leases	$ 0.8	$ 1.1	$ 2.5	$ 4.5	$ 5.5	$ 4.1